Share capital (Tables)	3 Months Ended
Mar. 31, 2018
Disclosure of classes of share capital [abstract]
Weighted average stock options
Options
		outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual life
	Number	Price	(in years)
Outstanding, December 31, 2017	5,710,000	$1.75	7.39
Expired	–	–
Cancelled	–	–
Granted	–	–
Outstanding, March 31, 2018	5,710,000	$1.75	7.14
Options exercisable	5,710,000	$1.75	7.14

Stock-based compensation
	Three months
	ended March 31,
Employee expenses	2018	2017
Stock options granted in 2015	1,006,805	1,496,453
Stock options granted in 2017	–	35,600
Total stock-based compensation expense recognized	$1,006,805	$1,532,053

Disaggregated stock based compensation in statements of operations and comprehensive loss
	Three months
	ended March 31,
Description	2018	2017
Stock-based compensation pertaining to general and administrative	$503,402	$783,827
Stock-based compensation pertaining to research and development	503,403	748,226
Total	$1,006,805	$1,532,053